Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 2,268,717	$ 212,780
Cost of revenue	(330,091)	(56,216)
Gross profit	1,938,626	156,564
Selling and marketing expenses	(17,282)	(8,947)
General and administrative expense	(1,394,163)	(470,788)
Operating income (loss)	527,181	(323,171)
Other income (expense), net	12,026	(40)
Income (loss) before income taxes	539,207	(323,211)
Income tax (expense) benefits	(165,268)	43,930
Net income (loss)	373,939	(279,281)
Foreign currency translation differences	(3,256)	3,345
Total comprehensive loss for the years	$ 370,683	$ (275,936)
Basic and diluted earnings (loss) per ordinary share	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - Basic and diluted	302,734,900	302,734,900